Geographic and Other Information - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 29,878,043	₩ 24,261,561	₩ 23,475,567
Company A [member]
Disclosure of geographical areas [Line Items]
Sales revenue	12,019,534	10,380,138	8,494,720
Company B [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 5,924,262	₩ 4,252,696	₩ 4,501,790
Top 10 Companies [member]
Disclosure of geographical areas [Line Items]
Percentage of sales revenue	86.00%	85.00%	80.00%